Convertible Loan (Tables)	6 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of convertible loan [Table Text Block]
Balance, March 31, 2024	$3,554
Principal payment	(3,000)
Interest payment	(337)
Accretion and interest	1,654
Balance, March 31, 2025	1,871

Principal payment	(750)
Interest payment	(66)
Accretion and interest	381
Balance, September 30, 2025	1,436

Less: current portion	$(1,436)
Non-current portion	$-
Balance, March 31, 2024	$120
Reclassification to equity	(120)
Balance, March 31, 2025, and September 30, 2025	$-